DISAGGREGATION OF REVENUES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Customers [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 843,755	$ 1,970,889	$ 1,970,889	$ 973,866
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 0	$ 0		$ 1,382,803